Expense Example, No Redemption (Vanguard Massachusetts Tax-Exempt Fund - Investor Shares, Vanguard Massachusetts Tax-Exempt Fund, USD $)	12 Months Ended
Nov. 30, 2011
Vanguard Massachusetts Tax-Exempt Fund - Investor Shares | Vanguard Massachusetts Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	$ 17
3 YEAR	55
5 YEAR	96
10 YEAR	$ 217